Note 7 - Indebtedness - Changes in Debt (Details) - USD ($)	2 Months Ended	3 Months Ended	9 Months Ended
	Mar. 31, 2017	Dec. 31, 2013	Sep. 30, 2017	Sep. 30, 2016
Proceeds from the sale of convertible promissory notes, net of offering costs of $16	$ 3,100,000	$ 3,100,000	$ 3,059,000
Convertible Debt [Member]
Principal value			2,775,000	$ 2,775,000
Accrued interest			105,000
Accrued interest			120,000
Proceeds from the sale of convertible promissory notes, net of offering costs of $16			3,076,000
Aggregate principal value of notes converted into common stock			(2,750,000)
Accrued interest converted into common stock			(138,000)
Principal value	$ 3,100,000		3,101,000
Accrued interest			87,000
Unsecured Debt [Member]
Principal value			250,000
Aggregate principal value of notes converted into common stock			(250,000)
Principal value